Financial Instruments - Fair Values and Risk Management - Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected (Detail) - Market risk [member] - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase in basis points [member]
Disclosure of credit risk exposure [line items]
Effect on profit before tax	€ 5,381	€ 2,161	€ 3,155
Decrease in basis points [member]
Disclosure of credit risk exposure [line items]
Effect on profit before tax	€ (5,113)	€ (2,447)	€ (3,486)
Floating-rate borrowings [member] | Increase in basis points [member]
Disclosure of credit risk exposure [line items]
Increase/decrease in basis points	+45	+45	+45
Effect on profit before tax	€ (43)	€ (38)	€ (51)
Floating-rate borrowings [member] | Decrease in basis points [member]
Disclosure of credit risk exposure [line items]
Increase/decrease in basis points	-45	-45	-45
Effect on profit before tax	€ 43	€ 38	€ 51